Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000124329
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Class Name	Class A
Trading Symbol	AFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.56%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 150,099,256
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 580,453
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$150,099,256
Number of Portfolio Holdings	338
Advisory Fee	$580,453
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	20.6%
Collateralized Mortgage Obligations	6.0%
Corporate Bonds	47.8%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	10.0%
U.S. Government & Agencies	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Communications	0.1%
ABS	0.7%
Real Estate	1.2%
Technology	1.7%
Health Care	2.0%
Energy	2.4%
Fixed Income	3.2%
U.S. Treasury Obligations	3.3%
Utilities	4.1%
CMO	6.0%
Industrials	7.4%
Consumer Discretionary	19.3%
CLO	19.4%
Financials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
First Citizens BancShares, Inc.	2.5%
Energy Transfer, L.P.	2.4%
Voya CLO Ltd., C	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Nissan Motor Acceptance Corporation	1.6%
Air Lease Corporation	1.6%
Man GLG US CLO, BR	1.6%

C000124331
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Class Name	Class C
Trading Symbol	AFLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.31%
AssetsNet	$ 150,099,256
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 580,453
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$150,099,256
Number of Portfolio Holdings	338
Advisory Fee	$580,453
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	20.6%
Collateralized Mortgage Obligations	6.0%
Corporate Bonds	47.8%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	10.0%
U.S. Government & Agencies	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Communications	0.1%
ABS	0.7%
Real Estate	1.2%
Technology	1.7%
Health Care	2.0%
Energy	2.4%
Fixed Income	3.2%
U.S. Treasury Obligations	3.3%
Utilities	4.1%
CMO	6.0%
Industrials	7.4%
Consumer Discretionary	19.3%
CLO	19.4%
Financials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
First Citizens BancShares, Inc.	2.5%
Energy Transfer, L.P.	2.4%
Voya CLO Ltd., C	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Nissan Motor Acceptance Corporation	1.6%
Air Lease Corporation	1.6%
Man GLG US CLO, BR	1.6%

C000124332
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Class Name	Class I
Trading Symbol	AFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
AssetsNet	$ 150,099,256
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 580,453
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$150,099,256
Number of Portfolio Holdings	338
Advisory Fee	$580,453
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	20.6%
Collateralized Mortgage Obligations	6.0%
Corporate Bonds	47.8%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	10.0%
U.S. Government & Agencies	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Communications	0.1%
ABS	0.7%
Real Estate	1.2%
Technology	1.7%
Health Care	2.0%
Energy	2.4%
Fixed Income	3.2%
U.S. Treasury Obligations	3.3%
Utilities	4.1%
CMO	6.0%
Industrials	7.4%
Consumer Discretionary	19.3%
CLO	19.4%
Financials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
First Citizens BancShares, Inc.	2.5%
Energy Transfer, L.P.	2.4%
Voya CLO Ltd., C	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Nissan Motor Acceptance Corporation	1.6%
Air Lease Corporation	1.6%
Man GLG US CLO, BR	1.6%